Loans (Details 5) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	$ 282,425	$ 271,886
Residential real estate One- to four-family [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	216,066	206,908
Residential real estate Multi-family [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	15,928	15,113
Residential real estate Construction [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	3,757	2,919
Land [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	852	677
Automobile [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	91	63
Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	63,279	63,278
Pass [Member] | Residential real estate One- to four-family [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Pass [Member] | Residential real estate Multi-family [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	15,243	14,445
Pass [Member] | Residential real estate Construction [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	3,757	2,919
Pass [Member] | Land [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	852	677
Pass [Member] | Nonresidential real estate [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	28,990	31,700
Pass [Member] | Automobile [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	91	63
Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	1,777	1,093
Special Mention [Member] | Residential real estate One- to four-family [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	894	1,093
Special Mention [Member] | Residential real estate Multi-family [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Special Mention [Member] | Residential real estate Construction [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Special Mention [Member] | Land [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Special Mention [Member] | Nonresidential real estate [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	746
Special Mention [Member] | Automobile [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	10,880	11,915
Substandard [Member] | Residential real estate One- to four-family [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	8,683	10,215
Substandard [Member] | Residential real estate Multi-family [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	685	668
Substandard [Member] | Residential real estate Construction [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Substandard [Member] | Land [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Substandard [Member] | Nonresidential real estate [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	683	713
Substandard [Member] | Automobile [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Doubtful [Member] | Residential real estate One- to four-family [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Doubtful [Member] | Residential real estate Multi-family [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Doubtful [Member] | Residential real estate Construction [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Doubtful [Member] | Land [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Doubtful [Member] | Nonresidential real estate [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Doubtful [Member] | Automobile [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Not Rated [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	206,489	195,600
Not Rated [Member] | Residential real estate One- to four-family [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	206,489	195,600
Not Rated [Member] | Residential real estate Multi-family [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Not Rated [Member] | Residential real estate Construction [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Not Rated [Member] | Land [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Not Rated [Member] | Nonresidential real estate [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Not Rated [Member] | Automobile [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Farm [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	3,157	2,295
Farm [Member] | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	2,848	1,985
Farm [Member] | Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Farm [Member] | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	309	310
Farm [Member] | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Farm [Member] | Not Rated [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Commercial and industrial [Member] | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	1,584	1,910
Commercial and industrial [Member] | Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Commercial and industrial [Member] | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	491	7
Commercial and industrial [Member] | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Commercial and industrial [Member] | Not Rated [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Loans on deposits [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	1,415	1,470
Loans on deposits [Member] | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	1,415	1,470
Loans on deposits [Member] | Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Loans on deposits [Member] | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Loans on deposits [Member] | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Loans on deposits [Member] | Not Rated [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Home Equity [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	8,214	7,603
Home Equity [Member] | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	8,053	7,603
Home Equity [Member] | Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	137
Home Equity [Member] | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	24
Home Equity [Member] | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Home Equity [Member] | Not Rated [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Unsecured [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	451	508
Unsecured [Member] | Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	446	506
Unsecured [Member] | Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Unsecured [Member] | Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment	5	2
Unsecured [Member] | Doubtful [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment
Unsecured [Member] | Not Rated [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans Receivable, Recorded Investment